Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
13.	RELATED PARTY BALANCES AND TRANSACTIONS

Due from (to) related parties consist of the following:

		As of December 31, 2025	As of June 30, 2026
		HKD	HKD	USD
Prepayment from NCH	Common controlled by Ms. Siu	1,443,971	67,116,925	8,558,649
Due to NCH	Common controlled by Ms. Siu	(480,183)	—	—

The amounts due from (to) the related parties are unsecured, interest free with no specific repayment terms. Neo-Concept (Holdings) Company Limited (“NCH”) is a company incorporated in Hong Kong and controlled by Ms. Siu, the controlling shareholder of the Company. As of December 31, 2025, the amount due to NCH was non-trade nature, being fund advance from NCH for its general operation.

In addition to the transactions and balances detailed elsewhere in these unaudited interim condensed consolidated financial statements, we also had the following transactions with related parties:

	For the six months ended June 30,
	2025	2026	2026
	HKD	HKD	USD
Agency income received by Neo-Concept UK from NCH	1,248,117	1,011,541	128,990
Purchase of apparel products from NCH	5,385,166	22,068,044	2,814,083
Rental expense paid to NCH	360,000	360,000	45,907
Advance from HCH	—	91,330,577	11,646,337
Repay to HCH	—	91,810,760	11,707,569

Agency income refers to other income from NCH, which was a discretionary payment made to Neo-Concept UK for promoting NCH’s products in UK upon a pre-determined yearly sale target was achieved. There are no enforceable rights and obligations, and the amount is recorded at a point in time.